Description of the Plan - Additional Information (Details) - EBP 009 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation percentage		75.00%
Employee benefit plan, employer matching contribution amount		$ 1,709,003	$ 1,462,528
Employee benefit plan, eligible age to receive company match contribution		55 years
Employee benefit plan, service eligible to receive company match contribution		5 years
Employee benefit plan, contribution matching percentage		25.00%
Employee benefit plan, participants compensation percentage		7.00%
Employee benefit plan, participants contribution percentage		25.00%
Employee benefit plan contribution for defined contribution component		$ 5,076,120	4,729,382
Employee benefit plan, contribution for defined contribution component percentage		5.00%
Employee benefit plan, IRS social security wage base		$ 176,100
Employee benefit plan, additional contribution percentage		2.00%
Employee benefit plans, profit sharing contribution, vesting description		Participants are immediately fully vested in their contributions, employer matching contributions and related earnings. There is a three-year cliff vesting requirement for Company contributions and related earnings in the defined and discretionary contribution components of the Plan.
Employee benefit plans, profit sharing contribution, vesting, requisite service period		3 years
Employee benefit plan distributions can be delayed balances amount greater than		$ 5,000
Employee benefit plan, contributions were reduced by forfeitures		184,269	267,327
Employee benefit plan, unallocated forfeitures		175,819	$ 267,327
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount		1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount		$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan note maturities period		60 months
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, IRS social security wage base		$ 350,000
Employee benefit plan, asset held for investment, participant loan, interest rate	[1]	10.50%
Employee benefit plan participants direct contribution to investment percentage		50.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	[1]	3.25%
Employee benefit plan, participants contributions withdrawals age		59 years 6 months

[1]	Party-in-interest